                        SUPPLEMENT TO THE PROSPECTUS OF
                               PRIME INCOME TRUST
                             DATED JANUARY 23, 1998

    The sixth paragraph in the section of the Prospectus entitled "THE TRUST AND ITS ADVISER" is hereby replaced by the following:

         The Trust is managed within InterCapital's Taxable Fixed-Income Group, which manages 23 funds and fund portfolios with approximately $13.5 billion in assets as of January 31, 1998. Rajesh K. Gupta, Senior Vice President of InterCapital, Sheila A. Finnerty, Assistant Vice President of InterCapital, and Peter Gewirtz, a Senior Research Analyst with InterCapital, have been the portfolio managers primarily responsible for the management of the Trust's portfolio since February, 1998.

    The biographical description of Rafael Scolari in the section of the Prospectus entitled "TRUSTEES AND OFFICERS" is hereby replaced by the following:

     NAME, AGE, POSITION WITH THE TRUST
                 AND ADDRESS                   PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  ---------------------------------------------
Rajesh K. Gupta (37) ........................  Senior Vice President of InterCapital; Vice
Vice President                                 President of various Dean Witter Funds.
Two World Trade Center
New York, New York
Sheila A. Finnerty (32) .....................  Assistant Vice President of InterCapital
Assistant Vice President                       (since May, 1995); previously Senior Research
Two World Trade Center                         Analyst with InterCapital (May, 1993-May,
New York, New York                             1995) and prior thereto an investment analyst
                                               with Presidential Life Insurance Company
                                               (April, 1990-May, 1993).
Peter Gewirtz (32) ..........................  Senior Research Analyst with InterCapital
Assistant Vice President                       (since October, 1996); previously Assistant
Two World Trade Center                         Vice President of Industrial Bank of Japan
New York, New York                             (February, 1994-October, 1996) and prior
                                               thereto an Associate of Toronto-Dominion Bank
                                               (July, 1991-February, 1994).

February 26, 1998